UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2005
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        April 25, 2005

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 3-31-05
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     67
Form 13F Information Table Value Total:     $104,702,760

List of Other Included Managers: None

Name of Issuer	                   Class  Cusip	   Market      Shares  Inv Auth	Mngr  Voting Auth
							                                                      None
3M Co.	                           Common 88579Y101	2027425  23660	 Sole		   23660
Affymetrix                         Common 00826T108	1061688  24800	 Sole		   24800
American Tower Systems Class A     Common 029912201	2084783 114360	 Sole		  114360
Anadarko Petroleum Corporation	   Common 032511107	 546778   7185	 Sole		    7185
Automatic Data Processing, Inc.	   Common 053015103	2883542  64150	 Sole		   64150
BankAmerica Corp.	           Common 060505104	 905902  20542   Sole		   20542
Bellsouth Corp	                   Common 079860102	 228250	  8682   Sole		    8682
Berkshire Hathaway, Inc.Class B	   Common 084670207	 591192	   207	 Sole		     207
BP P.L.C.                      	   Common 055622104	4154530  66579	 Sole		   66579
Bristol Myers Co	           Common 110122108	 204469	  8031	 Sole		    8031
Burlington Resources	           Common 122014103	4101634  81918	 Sole		   81918
ChevronTexaco	                   Common 166764100     382280	  6556	 Sole		    6556
Chubb Corp	                   Common 171232101	3491606  44047	 Sole		   44047
Citigroup                          Common 172967101	 398437	  8866	 Sole		    8866
Clorox Company	                   Common 189054109	4221275  67015	 Sole		   67015
Coca Cola	                   Common 191216100	 343777	  8250	 Sole		    8250
Colgate Palmolive	           Common 194162103	2308940  44258	 Sole		   44258
ConocoPhillips                 	   Common 20825C104	 732126	  6789	 Sole		    6789
Corning Inc.                       Common 219350105	 120427  10820	 Sole		   10820
Dow Chemical	                   Common 260543103	3726310  74750	 Sole		   74750
DuPont, E.I. Demours & Co.	   Common 263534109	 490367	  9570	 Sole		    9570
Electronic Data Systems	           Common 285661104	2363614 114350	 Sole             114350
Eli Lilly & Company	           Common 532457108	 626502  12025	 Sole		   12025
Emerson Electric Co.           	   Common 291011104	1217437  18750	 Sole		   18750
Exxon Mobil Corp.	           Common 30231G102	4475312  75089	 Sole		   75089
Forest Labs Inc.	           Common 345838106	 220444	  5966	 Sole		    5966
FPL Group Inc	                   Common 302571104	 228855	  5700	 Sole		    5700
General Electric	           Common 369604103	2459725  68212	 Sole		   68212
General Mills, Inc.                Common 370334104	 206430	  4200	 Sole		    4200
Gillette	                   Common 375766102	4207609  83352	 Sole		   83352
Hartford Financial Services Group  Common 416515104	2621254  38233	 Sole		   38233
Heartland Express Inc.	           Common 422347104	 746850  39000	 Sole		   39000
Home Depot	                   Common 437076102	2070696  54150	 Sole		   54150
Hubbell Inc. Class B               Common 443510201	 357700	  7000	 Sole		    7000
International Business Machines    Common 459200101	 667805	  7308	 Sole		    7308
International Flavors & Fragrances Common 459506101	3949012  99975	 Sole		   99975
Internet Security Systems, Inc.	   Common 46060X107	1017480  55600	 Sole		   55600
J.P. Morgan Chase & Co.	           Common 46625H100	 956586  27647	 Sole		   27647
Johnson & Johnson	           Common 478160104	2616016  38952	 Sole		   38952
McGraw-Hill Cos Inc Com	           Common 580645109	 378054	  4333	 Sole		    4333
Medco Health Solutions	           Common 58405U102	1609885  32477	 Sole		   32477
Medtronic Inc.	                   Common 585055106	 298057	  5850	 Sole		    5850
Merck	                           Common 589331107	3554161 109798	 Sole             109798
National City Corp.	           Common 635405103	 488296  14576	 Sole              14576
Newmont Mining Corp Hldg. Co.	   Common 651639106	2930037  69350	 Sole              69350
Northern Trust Corp.	           Common 665859104	2928551  67416	 Sole		   67416
PepsiCo	                           Common 713448108	2708030  51066	 Sole		   51066
Pfizer, Inc	                   Common 717081103	 736873  28050	 Sole		   28050
Procter & Gamble	           Common 742718109	1179780  22260	 Sole		   22260
Progress Energy, Inc.	           Common 743263105	1234882  29437	 Sole		   29437
Questar Corp.	                   Common 748356102	2583300  43600	 Sole		   43600
Royal Dutch Petrol 5 Guilders	   Common 780257804	 375430	  6253	 Sole		    6253
SBC Communications	           Common 78387G103	 233939	  9875	 Sole               9875
Schlumberger Ltd	           Common 806857108	 747088  10600	 Sole		   10600
Sigma Aldrich	                   Common 826552101	2564537  41870	 Sole		   41870
St. Joe Paper Co.	           Common 790148100	 279295	  4150	 Sole		    4150
Staples, Inc.	                   Common 855030102	2246459  71475	 Sole      	   71475
Sun Microsystems, Inc.	           Common 866810104	1220609 302131	 Sole		  302131
Sysco	                           Common 871829107	 249741	  6976	 Sole		    6976
Teco Energy Inc	                   Common 872375100	 174048  11100	 Sole		   11100
The Scotts Company	           Common 810186106	3037447  43250	 Sole		   43250
Time Warner, Inc.	           Common 887317105	1161810  66200	 Sole		   66200
Verizon Communications	           Common 92343V104	 829316  23361	 Sole		   23361
Wachovia Corp.	                   Common 929903102	 875652  17200	 Sole		   17200
Walgreen Company	           Common 931422109	 282067	  6350	 Sole		    6350
Weyerhaeuser Co	                   Common 962166104	 730484  10664	 Sole		   10664
Wyeth	                           Common 983024100	3049867  72306	 Sole		   72306
			                            104,702,760

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